Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	(0.70%)	(0.80%)	0.00%	(0.70%)	(0.60%)	(2.60%)
Operating Loss Carryforwards [Line Items]
Net operating losses					$ 20,890	$ 14,961
Change in valuation allowance					4,672	$ 4,265
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					87,949
NOLs subject to expiration					15,106
NOLs not subject to expiration					72,843
Federal | CARES Act
Operating Loss Carryforwards [Line Items]
NOLs subject to expiration					9,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 145,190